Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 4,977	€ 5,041
Additions (other than those from business combinations)	1,067	1,006
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,609	1,457
Additions (other than those from business combinations)	144	66
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,801	1,816
Additions (other than those from business combinations)	313	404
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,450	1,628
Additions (other than those from business combinations)	518	424
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	40	41
Additions (other than those from business combinations)	23	25
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	77	99
Additions (other than those from business combinations)	€ 69	€ 87